Risk and Uncertainties (Details) - Schedule of Loans Receivables	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer E [Member]
Risk and Uncertainties (Details) - Schedule of Loans Receivables [Line Items]
percentage of total combined loans receivables	37.30%	37.40%
Customer F [Member]
Risk and Uncertainties (Details) - Schedule of Loans Receivables [Line Items]
percentage of total combined loans receivables	30.90%	31.60%
Customer G [Member]
Risk and Uncertainties (Details) - Schedule of Loans Receivables [Line Items]
percentage of total combined loans receivables	31.80%	31.00%